Net finance expense - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($) contract
Financial Instruments [Abstract]
Number of interest rate swaps settled	2
Number of interest rate swaps outstanding	1
De-designation of hedging instruments | $	$ 4.9